Net investment income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from financial instruments mandatorily at fair value	£ 73		£ (50)	£ 510
Net gains from disposal of debt instruments at fair value through other comprehensive income	305		295	502
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	114		(61)	257
Dividend income	20		37	76
Net (losses)/gains on other investments	(201)		(208)	(214)
Net investment income	311	[1]	13	1,131
Total contingent liabilities and financial guarantees
Disclosure of detailed information about financial instruments [line items]
Net investment income				25
Debt securities classified at amortised cost
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost			(115)
Barclays PLC
Disclosure of detailed information about financial instruments [line items]
Dividend income	1,356		£ 763	£ 1,560
Barclays PLC | Fixed rate resetting perpetual subordinated contingent convertible Securities | AT1 Securities | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	£ 83

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.